Earnings (Loss) per Share (Tables)	3 Months Ended
Mar. 31, 2013
Computation of Basic and Diluted Net Income (Loss) Per Share

The following tables reflect a reconciliation of the shares used in the basic and diluted net income (loss) per share computation for the period ended March 31, 2013:

	Period Ended March 31, 2013
(dollars in millions, except per share amount)	Basic	Diluted
Numerator:
Net loss	$(2.8)	$(2.8)
Net loss allocated to participating share-based awards	1.8	1.8

Net loss applicable to common shareholders	$(1.0)	$(1.0)

Denominator:
Weighted average common outstanding—basic	20.9	20.9

Time-based restricted stock(1)	—	—
Convertible securities(1)	—	—
Weighted average shares outstanding—Diluted	—	20.9

EPS:
Net loss per share—Basic		$(0.05)

Effect of dilutive shares		—

Net loss per share—Diluted		$(0.05)

(1)	We have excluded 0.2 million of restricted stock and 42.6 million of Operating Partnership units, convertible securities, from our diluted earnings per share as of March 31, 2013. These amounts were deemed anti-dilutive.